Goodwill and Other Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Note 6 – Goodwill and Other Intangible Assets

Our definite-lived intangible assets as of September 30, 2016 and December 31, 2015 are as follows:

	Successor	Predecessor
	September 30,	December 31,
	2016	2015

Trademarks	$917,000	$1,047,000
Technology	6,576,000	2,355,000
Customer and clinician relationships	904,000	708,000
	8,397,000	4,110,000
Less accumulated amortization	(343,575)	(1,596,606)
	$8,053,425	$2,513,394

Goodwill

Predecessor Company

Goodwill represents the purchase price of acquisitions in excess of the fair value of amounts assigned to acquired tangible or intangible assets and assumed liabilities. As a result of our acquisition of Aldagen in February 2012, we recorded goodwill of approximately $0.4 million. Prior to the acquisition of Aldagen, we had goodwill of approximately $0.7 million as a result of the acquisition of the Angel business in April 2010. We determined that goodwill was impaired as of September 30, 2015 and recognized a noncash goodwill impairment charge of approximately $1.1 million to fully write down the goodwill to its estimated fair value of zero as of September 30, 2015.

Successor Company (see Note 2 – Fresh Start Accounting)

Goodwill represents the excess of reorganization value over the fair value of tangible and identifiable intangible assets and the fair value of liabilities as of the Effective Date.

Changes in goodwill for the periods presented follows:

	Successor	Predecessor
Balance, at December 31, 2014	$-	$1,128,517

2015 impairment	-	(1,128,517)
Balance, at December 31, 2015	-	-

Fresh start accounting	2,079,284

Balance, at September 30, 2016	$2,079,284

Definite-lived intangible assets – trademarks, customer and clinician relationships and technology

The Predecessor Company’s definite-lived intangible assets include Angel-related trademarks, technology (including patents) and customer relationships, and were being amortized over their useful lives ranging from eight to twenty years. Amortization expense associated with our Angel related definite-lived intangible assets was approximately $0.1 million for the period from January 1, 2016 through May 4, 2016. The remaining Angel related definite lived intangible assets were eliminated as of May 4, 2016 as the underlying Angel assets were assigned to Deerfield pursuant to the Plan of Reorganization. Amortization expense associated with our Angel related definite-lived intangible assets was approximately $0.2 million and $0.1 million for the nine and three month periods ended September 30, 2015, respectively.

The Successor Company’s Aurix related definite-lived intangible assets include trademarks, technology (including patents) and clinician relationships, and are being amortized over their useful lives ranging from nine to fifteen years.

Amortization expense associated with our Aurix related definite-lived intangible assets was approximately $0.3 million and $0.2 million for the period from May 5, 2016 through September 30, 2016 and for the three months ended September 30, 2016, respectively. Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately:

2016 (October 1, 2016 – December 31, 2016)	$213,000
2017	852,000
2018	852,000
2019	852,000
2020	852,000
2021	852,000
Thereafter	3,580,000

Note 8 — Goodwill and Other Intangible Assets

Our intangible assets as of December 31, 2015 and 2014 are as follows:

	December 31,	December 31,
	2015	2014
Trademarks	$1,047,000	$1,047,000
Technology	2,355,000	2,355,000
Customer relationships	708,000	708,000
In-process research and development	-	25,926,000
Total	$4,110,000	$30,036,000
Less accumulated amortization	(1,596,606)	(1,288,230)
	$2,513,394	$28,747,770

Definite-lived intangible assets – trademarks, customer relationships and technology

Our definite-lived intangible assets include trademarks, technology (including patents) and customer relationships, and are amortized over their useful lives ranging from eight to twenty years. As a result of our decision to discontinue further funding of the ALD401 development program in June 2014, we recognized a noncash impairment charge of approximately $1.0 million to our trademarks during the second quarter of 2014. See Note 3 for a discussion of the fair value assumptions used in determining the amount of the impairment. The carrying value of our definite-lived intangible assets at December 31, 2015 is $2,513,294.

Indefinite-lived intangible asset – IPR&D

Our indefinite-lived intangible asset, consisting solely of IPR&D acquired in the Aldagen acquisition, will not be amortized until it is placed into service. As a result of our decision to discontinue further funding of the ALD401 development program during the second quarter of 2014, we determined that the fair value of our IPR&D asset as of June 30, 2014 was less than its carrying value and recognized a noncash impairment charge of approximately $3.7 million. During the third quarter of 2015, we again determined that the estimated fair value of our IPR&D asset was less than its carrying value as of September 30, 2015, and recognized an additional impairment charge of $22.6 million. As a result of our continuing deteriorating financial condition throughout the fourth quarter of 2015 and, as a result, the lack of available funding to continue our clinical trials related to our ALDH bright cell technology and a decreasing probability of receiving final product approval within the foreseeable future if at all, we determined that the estimated fair value of our IPR&D asset at December 31, 2015 was de minimis, and recognized a final impairment charge of $3.3 million. See Note 3 for a discussion of the fair value assumptions used in determining the amount of the impairment. As a result, the carrying value of our IPR&D asset as of December 31, 2015 is zero.

Goodwill

Our goodwill was the result of our 2012 acquisition of Aldagen of approximately $422,000 and goodwill arising from our 2010 acquisition of the Angel Business of approximately $707,000. As of September 30, 2015 we determined that the estimated fair value of our goodwill was less than its carrying value, and recognized an impairment charge of $1.1 million. See Note 3 for a discussion of the fair value assumptions used in determining the amount of the impairment. As a result, the carrying value of goodwill at December 31, 2015 was zero.

Amortization expense associated with our definite-lived intangible assets of approximately $157,000 was recorded to costs of royalties and approximately $151,000 was recorded to general and administrative expenses for the year ended December 31, 2015. Amortization expense associated with our definite-lived intangible assets of approximately $157,000 was recorded to costs of royalties and approximately $180,000 was recorded to general and administrative expenses for the year ended December 31, 2014. Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately:

2016	$308,376
2017	308,376
2018	242,001
2019	219,876
2020	219,876
Thereafter	1,214,889